UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/11

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     July 29, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32
Form13F Information Table Value Total: $    207,269,236

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================

ACE Ltd					Common Stock	H0023R105  $6,450,360 	 	   98,000     Sole		     Sole
AT&T Inc				Common Stock	00206R102  $6,439,050 	 	  205,000     Sole		     Sole
Allstate Corp/The			Common Stock	020002101  $5,922,820 	 	  194,000     Sole		     Sole
AON Corp				Common Stock	037389103  $6,771,600 		  132,000     Sole		     Sole
Cigna Corp				Common Stock	125509109  $8,125,940 		  158,000     Sole		     Sole
Cisco Systems Inc			Common Stock	17275R102  $5,822,530 	 	  373,000     Sole		     Sole
Citigroup Inc				Common Stock	172967424  $5,346,576 	 	  128,400     Sole		     Sole
Coca-Cola Enterprise			Common Stock	19122T109  $6,886,480 		  236,000     Sole		     Sole
Colgate-Palmolive Co			Common Stock	194162103  $6,555,750 		   75,000     Sole		     Sole
ConocoPhillips				Common Stock	20825C104  $6,391,150 		   85,000     Sole		     Sole
Dell Inc				Common Stock	24702R101  $7,201,440 		  432,000     Sole		     Sole
Edison International			Common Stock	281020107  $6,703,750 		  173,000     Sole		     Sole
Exelon Corp				Common Stock	30161N101  $6,211,800 	 	  145,000     Sole		     Sole
Exxon Mobil Corp			Common Stock	30231G102  $6,835,920 	 	   84,000     Sole		     Sole
General Electric Co			Common Stock	369604103  $6,412,400 	 	  340,000     Sole		     Sole
Intel Corp				Common Stock	458140100  $6,094,000 	 	  275,000     Sole		     Sole
Intl Bus Machines			Common Stock	459200101  $7,033,550 	 	   41,000     Sole		     Sole
Johnson & Johnson			Common Stock	478160104  $6,785,040 	 	  102,000     Sole		     Sole
Loews Corp				Common Stock	540424108  $6,355,590 		  151,000     Sole		     Sole
Mattel Inc				Common Stock	577081102  $6,845,010 		  249,000     Sole		     Sole
McGraw-Hill Cos Inc			Common Stock	580645109  $6,915,150 		  165,000     Sole		     Sole
Metlife Inc				Common Stock	59156R108  $6,229,540 	 	  142,000     Sole		     Sole
Oracle Corp				Common Stock	68389X105  $6,285,810 		  191,000     Sole		     Sole
PNC Financial Svs.			Common Stock	693475105  $6,199,440 	 	  104,000     Sole		     Sole
PPL Corp				Common Stock	69351T106  $7,096,650 	 	  255,000     Sole		     Sole
Public Service Enter			Common Stock	744573106  $6,005,760 	 	  184,000     Sole		     Sole
Schlumberger Ltd			Common Stock	806857108  $6,480,000 	 	   75,000     Sole		     Sole
Sempra Energy				Common Stock	816851109  $6,134,080 	 	  116,000     Sole		     Sole
State Street Corp			Common Stock	857477103  $5,816,610 		  129,000     Sole		     Sole
TJX Cos Inc				Common Stock	872540109  $6,776,370 	 	  129,000     Sole	             Sole
Time Warner Inc				Common Stock	887317303  $6,001,050 	 	  165,000     Sole		     Sole
UnitedHealth Group			Common Stock	91324P102  $6,138,020 		  119,000     Sole		     Sole

====================================================================================================================================

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